Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Wilson Bank Holding Company - Parent Company Financial Information
Wilson Bank Holding Company -
Parent Company Financial Information
WILSON BANK HOLDING COMPANY
(Parent Company Only)
Balance Sheets
December 31, 2016 and 2015

	Dollars In Thousands
	2016		2015
ASSETS
Cash	$1,678	*	1,685	*
Investment in wholly-owned commercial bank subsidiary	242,808	*	221,555	*
Refundable income taxes	169		198
Total assets	$244,655		223,438
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stock appreciation rights payable	$35		—
Total liabilities	$35		—

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 and 15,000,000 shares, respectively, 10,319,673 and 7,652,144 shares issued and outstanding, respectively	$20,639		15,304
Additional paid-in capital	60,541		61,339
Retained earnings	167,523		147,646
Net unrealized losses on available-for-sale securities, net of income taxes of $2,533 and $527, respectively	(4,083)		(851)
Total stockholders’ equity	244,620		223,438
Total liabilities and stockholders’ equity	$244,655		223,438

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Earnings and Comprehensive Earnings
Three Years Ended December 31, 2016

	Dollars In Thousands
	2016		2015		2014
Expenses:
Directors’ fees	$327		350		351
Other	194		152		191
Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary	(521)		(502)		(542)
Federal income tax benefits	169		198		212
	(352)		(304)		(330)
Equity in undistributed earnings of commercial bank subsidiary	25,985	*	24,167	*	21,107	*
Net earnings	25,633		23,863		20,777
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1,830, $35, and $2,454, respectively	(2,948)		(58)		3,953
Reclassification adjustments for net gains included in net earnings, net of taxes of $176, $71, and $209 respectively	(284)		(114)		(336)
Other comprehensive earnings (losses)	(3,232)		(172)		3,617
Comprehensive earnings	$22,401		23,691		24,394

*	Eliminated in consolidation

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Changes in Stockholders’ Equity
Three Years Ended December 31, 2016

	Dollars In Thousands
	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For-Sale Securities	Total
Balance December 31, 2013	$14,997	54,519	112,451	(4,296)	177,671
Cash dividends declared, $.45 per share	—	—	(4,510)	—	(4,510)
Issuance of 69,289 shares of stock pursuant to dividend reinvestment plan	139	3,065	—	—	3,204
Issuance of 6,144 shares of stock pursuant to exercise of stock options	12	174	—	—	186
Share based compensation expense	—	41	—	—	41
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,245	—	—	—	3,617	3,617
Repurchase of 2,053 common shares	(4)	(90)	—	—	(94)
Net earnings for the year	—	—	20,777	—	20,777
Balance December 31, 2014	15,144	57,709	128,718	(679)	200,892
Cash dividends declared, $.49 per share	—	—	(4,935)	—	(4,935)
Issuance of 72,543 shares of stock pursuant to dividend reinvestment plan	145	3,366	—	—	3,511
Issuance of 7,633 shares of stock pursuant to exercise of stock options	15	226	—	—	241
Share based compensation expense	—	38	—	—	38
Net change in fair value of available-for-sale securities during the year, net of taxes of $106	—	—	—	(172)	(172)
Net earnings for the year	—	—	23,863	—	23,863
Balance December 31, 2015	15,304	61,339	147,646	(851)	223,438
Cash dividends declared, $.56 per share	—	—	(5,756)	—	(5,756)
Issuance of 98,318 shares of stock pursuant to dividend reinvestment plan	197	4,119	—	—	4,316
Issuance of 5,120 shares of stock pursuant to exercise of stock options	10	142	—	—	152
Issuance of 2,564,091 shares of common stock pursuant to a 4 for 3 stock split	5,128	(5,128)	—	—	—
Share based compensation expense	—	69	—	—	69
Net change in fair value of available-for-sale securities during the year, net of taxes of $2,006	—	—	—	(3,232)	(3,232)
Net earnings for the year	—	—	25,633	—	25,633
Balance December 31, 2016	$20,639	60,541	167,523	(4,083)	244,620

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Cash Flows
Three Years Ended December 31, 2016
Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2016	2015	2014
Cash flows from operating activities:
Cash paid to suppliers and other	$(417)	(464)	(501)
Tax benefits received	198	212	173
Net cash used in operating activities	(219)	(252)	(328)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	1,500	2,000	—
Net cash provided by investing activities	1,500	2,000	—
Cash flows from financing activities:
Dividends paid	(5,756)	(4,935)	(4,510)
Proceeds from sale of stock pursuant to dividend reinvestment	4,316	3,511	3,204
Proceeds from exercise of stock options	152	241	186
Common shares repurchased	—	—	(94)
Net cash used in financing activities	(1,288)	(1,183)	(1,214)
Net increase (decrease) in cash and cash equivalents	(7)	565	(1,542)
Cash and cash equivalents at beginning of year	1,685	1,120	2,662
Cash and cash equivalents at end of year	$1,678	1,685	1,120

WILSON BANK HOLDING COMPANY
(Parent Company Only)
Statements of Cash Flows, Continued
Three Years Ended December 31, 2016
Increase (Decrease) in Cash and Cash Equivalents

	Dollars in Thousands
	2016	2015	2014
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$25,633	23,863	20,777
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(25,985)	(24,167)	(21,107)
Decrease (increase) in refundable income taxes	29	14	(39)
Share based compensation expense	104	38	41
Total adjustments	(25,852)	(24,115)	(21,105)
Net cash used in operating activities	$(219)	(252)	(328)